INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments In Associated Companies
SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES
Entity	Country of Incorporation	Percentage Owned December 31, 2023	Percentage Owned December 31, 2022
Yahaloma Technologies Inc.	Canada	50%	50%
True Gold Consortium Pty Ltd.	Australia	51.9%	44.4%